Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Basis of Consolidation

Basis of consolidation

The consolidated financial statements for the financial year ending 31 December 2017 include the financial statements of the parent company, Biofrontera AG, and the subsidiary companies in which the parent has a direct majority of the voting rights. The following companies have been included in the consolidated financial statements:

1.	Biofrontera Bioscience GmbH, Leverkusen, Germany, with a direct interest of 100%
2.	Biofrontera Pharma GmbH, Leverkusen, Germany, with a direct interest of 100%
3.	Biofrontera Development GmbH, Leverkusen, Germany, with a direct interest of 100%
4.	Biofrontera Neuroscience GmbH, Leverkusen, Germany, with a direct interest of 100%.
5.	Biofrontera Inc., Wakefield, Massachusetts, U.S., with a direct interest of 100%

The basis for the consolidation of the companies included in the consolidated financial statements are the financial information of these companies prepared for 31 December 2017 pursuant to uniform principles. The consolidated financial statements for 31 December 2017 have been prepared on the basis of uniform accounting policies (IFRS).

The subsidiaries have been fully consolidated from the date of acquisition. The date of acquisition is the date when the parent company obtained control of these subsidiaries. The subsidiaries are included in the consolidated financial statements until control over these companies no longer exists.

All inter-company balances and income and expenses have been eliminated on consolidation. Results of intra-group transactions have been eliminated.

Translation of Amounts in Foreign Currencies

Translation of amounts in foreign currencies

The consolidated financial statements for 31 December 2017 have been prepared in EUR (or thousands of EUR), which is the functional currency of all the German companies included in the consolidated financial statements, and is the Group’s reporting currency.

For subsidiaries with a functional currency that is the local currency of the country in which they have their registered office, the assets and liabilities that are recognised in the foreign currency on the balance sheets of the foreign, economically independent subsidiaries, are converted to euros applying the relevant period-end exchange rate (2017: 1.2022 USD/EUR, 2016: 1.052 USD/EUR, 2015: 1.09061 USD/EUR). Income and expense items are translated applying the average exchange rates (2017: 1.1301 USD/EUR, 2016: 1.107 USD/EUR, 2015: 1.1023 USD/EUR) applicable to the relevant period. The differences resulting from the valuation of equity at historical rates and applying the period-end exchange rates are reported as a change not affecting profit or loss and carried directly to equity within the other equity components.

Transactions realised in currencies other than EUR are reported using the exchange rate on the date of the transaction. Assets and liabilities are translated applying the closing exchange rate for each balance sheet date. Gains and losses arising from such currency translations are recognised in income.

Application of Estimates

Application of estimates

The preparation of the consolidated financial statements for 31 December 2017 in accordance with IFRS required the use of estimates and assumptions by the management that affect the value of assets and liabilities as reported on the balance sheet date, and revenues and expenses arising during the financial year. The main areas in which assumptions, estimates and the exercising of a degree of discretion are appropriate relate to the determination of the useful lives of non-current assets and the formation of provisions, as well as income taxes. Estimates are also made as part of fair value measurement pursuant to IFRS 13. Estimates are based on historical experience and other assumptions that are considered appropriate in the circumstances. They are continuously reviewed but may vary from the actual values.

The carrying amounts of items affected by estimates are presented in the respective explanatory remarks concerning the items in the notes to the consolidated financial statements.

Tangible Assets

Tangible assets

Pursuant to IAS 16, tangible assets are recognised on the balance sheet at historical acquisition and production cost less scheduled depreciation.

Depreciation of tangible assets is generally applied straight-line over the estimated useful life of assets (generally three to thirteen years). The main useful lives are unchanged:

IT equipment	3 years, straight-line

Fixtures and equipment	4 years, straight-line

Office and laboratory facilities	10 years, straight-line

Laboratory devices	13 years, straight-line

Low value assets with purchase costs of between EUR 150 and EUR 1,000 have been booked to the year of acquisition as a single item for the relevant year, and are fully depreciated over five years.

Intangible Assets

Intangible assets

Purchased software is recognised at cost less amortisation applied straight-line over a three-year useful life.

Purchased intangible assets consist of licenses and other rights. They are recognised at cost less accumulated amortisation. Only intangible assets purchased from third parties are capitalised as assets, as the requirements for the recognition of internally generated intangible assets are not met. These intangible assets are capitalised as assets and generally amortised straight-line over an estimated useful life of between 4 and 20 years.

No intangible assets exist with indefinite useful lives.

Borrowing costs are not recognised as part of the purchase cost of the acquired assets but are instead expensed in the period in which they arrived, because the Group has no qualifying assets in the meaning of IAS 23.5.

Impairment of Assets

Impairment of assets

The company tests assets for impairment when indications exist that the carrying amount of an asset exceeds its recoverable amount. A possible impairment requirement of assets held for use is evaluated by comparing the carrying amount of an asset with the cash flows that the asset is expected to generate in the future. When such an asset is considered to be impaired, the impairment loss is measured at the amount by which the carrying amount of the asset exceeds its recoverable amount. Assets that are to be sold are reported at the lower of the carrying amount or fair value less costs to sell.

Financial Instruments

Financial instruments

The financial instruments held by the Biofrontera Group on the balance sheet date primarily consist of cash and cash equivalents, trade payables and receivables as well as financial debt. Biofrontera does not deploy any financial derivatives, apart from the derivative embedded within the EIB loan (so-called performance component). Due to the short terms of the trade payables and trade receivables, the carrying amounts of such items correspond to their fair values. The remaining related receivables and liabilities are classified to “Other Assets” or “Other Provisions”, respectively. The financial liabilities are measured applying the effective interest method.

Financial Investments Held to Maturity

Financial investments held to maturity

The company classifies the securities held as current financial investments as “financial investments held to maturity”, in accordance with IAS 39.9. As of 31 December 2016, Biofrontera had in its portfolio holdings of its own Warrant Bond I 2009/2017 with a nominal value of EUR 1.5 million. In accordance with IAS 32, the bonds are reported on a net basis with the corresponding bond debt.

As of 31 December 2017, through the repayment of the 2009/2017 as discussed in the notes below, the company no longer holds any amount of their own financial instruments.

Inventories

Inventories

Raw materials and supplies, as well as finished and unfinished goods, are recognised at the lower of cost or net realisable value. Borrowing costs are not capitalised. Cost is calculated applying the first-in-first-out method (FIFO). A value adjustment is made to the inventories on the balance sheet date if the net realisable value is lower than the carrying amount.

Trade Receivables

Trade receivables

Trade receivables are reported at their nominal value. Any value adjustments are booked directly against the relevant receivable. Receivables denominated in foreign currencies have been translated into euros applying the exchange rates on the balance sheet date, with any translation differences being recognised in profit or loss.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include cash in hand, cheques and bank deposits with a term of up to three months at the time of acquisition, as well as current financial assets. These are measured at amortised cost.

Trade Payables, Overdrafts

Trade payables, overdrafts

Trade payables, as well as liabilities from current accounts and other liabilities are recognised at their redemption amount. Due to their short-term nature, the reported carrying amount reflects the fair value. Foreign currency liabilities are translated applying the period-end exchange rate. Exchange rate losses and gains are reported in the income statement.

Provisions

Provisions

Provisions are formed if an obligation to third parties resulting from a past event exists, and is likely to result in an outflow of assets in the future, and if the effect on assets can be reliably estimated.

Share Options

Share options

Share options (equity-settled share-based payments) are valued at the fair value on the date of granting. The fair value of the obligation is capitalised as a personnel expense over the retention period. Obligations relating to cash-settled share-based payment transactions are recognised as liabilities and are measured at the fair value on the balance sheet date. In the event that Biofrontera AG has the right to choose between payment in cash or payment using shares when a right is exercised, an increase in the capital reserve is initially performed pursuant to IFRS 2.41 and IFRS 2.43. The costs are recognised over the vesting period. The fair value of both cash-settled and equity-settled share-based payment transactions is generally determined using a Monte Carlo valuation model.

Warrant Bonds

Warrant bonds

In accordance with IAS 32, warrant and convertible bonds are classified as compound financial instruments that represent a debt security with an embedded conversion or subscription option. The issuer of such a financial instrument, which contains both a liability and an equity component, is required to present the liability component and the equity component separately from the financial instrument originally reported on the balance sheet. At the issue date, the fair value of the financial liability component is determined by discounting at the market interest rate for comparable financial instruments without conversion rights. The financial liability is subsequently measured at amortized cost until conversion or maturity of the instrument. In accordance with IAS 32, the difference between the contract value and the fair value of the financial liability is the equity component, which is reported within capital reserves with no subsequent adjustment. Subsequent measurement is performed applying the effective interest method.

If the warrant bonds are redeemed before maturity through early redemption or early repurchase, with the original conversion rights remaining unchanged, the fee paid and all transactions relating to the repurchase or redemption are allocated to the liability and equity components of the instrument at the time of the transaction. The method for the allocation of the fees and transaction costs to the two components is identical to that utilised in the original allocation applied to the revenue received when issuing the bond.

Convertible Bonds

Convertible bonds

Convertible bonds are compound financial instruments, which are to be allocated to a debt component (bond) and an equity component (conversion right) on initial recognition. The debt component (bond) is to be recognised at fair value when the contract is concluded. The fair value in this context is calculated by discounting the contractually determined future payments applying a standard market interest rate for a comparable bond without a conversion right. The issuer’s default risk also has to be taken into consideration. The equity component (conversion right) is calculated as the difference between the issue proceeds and the present value of the liability (residual value method).

EIB Loan with an Embedded Derivative Requiring Separation

EIB loan with an embedded derivative requiring separation

In May 2017, the company arranged a loan agreement for up to EUR 20 million with the European Investment Bank (EIB).

The loan is unsecured and guaranteed by our major subsidiaries. It is available in tranches within a two-year period. In July 2017, the company drew down the first tranche of EUR 10 million, with two further tranches of EUR 5 million each being accessible after certain milestones have been achieved. Each tranche must be paid back within five years after it has been made available. The loan contains three different interest components: 1) a variable interest component, entailing quarterly interest payments on the outstanding amounts based on 3-month EURIBOR plus a risk premium; 2) a fixed component at 6% per annum which is due at term-end; and 3) a performance component which is due at the term-end, and whose level is derived from the market capitalisation of Biofrontera AG but limited to a 4% per annum interest rate. The loan carries standard market interest.

The loan is carried forward at amortised purchase cost applying the effective interest method.

The performance component represents a separable financial instrument in the form of an embedded derivative, which is measured at fair value on each reporting date, and is to be classified to a fair value hierarchy of level 3.

The market capitalisation at maturity is the same as that of the measurement cut-off date, which is based on the 90 trade days preceding the measurement cut-off date. The performance-based interest payment for the first tranche is calculated based on a notional 0.64% participation rate in the market capitalisation. This is discounted to the measurement cut-off date applying a market interest rate.

Income Tax

Income tax

In accordance with IAS 12, Biofrontera recognises deferred taxes for valuation differences between IFRS valuation and tax law valuation. Deferred tax liabilities are generally recognised for all taxable temporary differences – claims from deferred taxes are only recognised to the extent that it is probable that taxable profits will be available to utilise the claims. The carrying amount of deferred income tax assets is reviewed on each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available against which the deferred tax claim can be at least partially utilised. Previously unrecognised deferred income tax assets are reassessed on each balance sheet date and are recognised to the extent that it is probable from a current perspective that sufficient future taxable profit will be available to realise the deferred tax asset.

Deferred tax liabilities and deferred tax assets are offset if a right to offset exists, and if they are levied by the same tax authority.

Current taxes are calculated on the basis of the company’s taxable earnings for the period. The tax rates applicable to the respective companies on the balance sheet date are used for this purpose.

Earnings Per Share

Earnings per share

In accordance with IAS 33 “Earnings per Share”, earnings per share are calculated by dividing net consolidated income by the weighted average number of outstanding shares during the year.

Leasing

Leasing

The leases that have been entered into are classified as either finance leases or operating leases. If the lessor has transferred all significant risks and opportunities onto the Group as a lessee, the Group is assigned beneficial ownership. The companies included in the consolidated financial statements have contracts that are classified as operating leases. As such, ongoing lease payments are expensed as they are incurred. Leases, if any, that are classified as finance leases are recognised as assets at the lower of the present value of the minimum lease payments or the fair value of the leased asset at the beginning of the lease. Finance lease assets are depreciated over the shorter of the lease duration or useful life if the transfer of ownership to the lessee at the end of the contract term is uncertain.

Revenue Recognition

Revenue recognition

The company recognises revenue in accordance with IAS 18 if the risks and opportunities connected with ownership have transferred to the customer. The company realises its revenue primarily through the sale of its products. Income from milestone and licensing agreements with third parties are recognised once the underlying contractual conditions are enforceable. The receipt of revenue is recognised as revenue if the conditions of IAS 18 IE 20 are met in the form of a one-off contract start payment.

Revenue and other income are recognised if the amount can be measured reliably and payment is sufficiently probable as well as other conditions mentioned below are met. All income in connection with the sale of products and licence income is recognised as revenue. Revenue is deemed to be realised when the deliveries and services owed have been provided and substantial risk and opportunities have been passed to the acquirer.

Most of the revenues are generated by product sales. In accordance with respective local legislation concerning the marketing of pharmaceuticals and medical products, Ameluz® is sold exclusively through pharmaceutical wholesalers or directly to hospitals in Germany, as well as directly to pharmacies and hospitals in other European countries. In the U.S., Ameluz® is reimbursed as a so-called “buy-and-bill drug” and consequently marketed directly to physicians. Additionally in 2017, revenue was generated through passing costs on to Maruho Co. Ltd as part of the agreed development collaboration and partnership.

In the case of direct sales of the BF-RhodoLED® lamps, the delivered products and services on which amounts are owed are settled only after complete installation, since the installation service requires specialised knowledge, is not just an ancillary service and, for legal reasons, the lamp may only be used by the customer after successful installation. In the U.S., some lamps are made available to physicians in return for a fee for an up to six-month evaluation period. A final decision to purchase does not need to be made until the end of this period. The company generated revenues from the monthly fees during the evaluation period, and from the sale of lamps.

Belixos® is predominantly sold through Amazon. Revenue is recognised after delivery and payment by the customer. Based on experience, return rights granted with the sale through Amazon are exercised by customers only in very few cases.

Revenues are recognised less revenue based trade taxes and sales deductions. Expected sales deductions, for instance rebates, discounts or returns, are recognised based on estimated values at revenue recognition. Payment terms for Ameluz® include short-term payment terms with a possibility for sales rebates. Instalment payments over 48 months, which include a financing component, are sometimes agreed upon with the sale of our BF-RhodoLED® lamp.

Licence income as well as milestone-based payments are recognised when the contractual obligation has been fulfilled.

Cost of Sales

Cost of sales

The cost of sales includes material costs for sold products, payments to third parties for services directly attributable to revenue generation, as well as directly attributable personnel expenses and depreciation, as well as proportional overhead expenditures.

Research and Development Expenses

Research and development expenses

Pursuant to IAS 38, development costs are recognised as “intangible assets” under certain conditions. Research costs are recognised as costs as they are incurred. Development costs are capitalised if certain conditions are fulfilled depending on the possible outcome of development activities.

Estimates of such possible outcomes involve management making significant assumptions. In the management’s opinion, due to uncertainties related to the development of new products, the criteria prescribed under IAS 38.57 “Intangible Assets” for capitalising development costs as assets are only fulfilled by the Biofrontera Group if the prerequisites for the expansion of the European approval and the approval in the U.S. are met, and if it is likely a future economic benefit will accrue to the company.

The research and development costs relating to the medication Ameluz®, which has been approved in Europe and the U.S., and to the company’s other research and development projects, are consequently expensed in the period in which they are incurred.